Restructuring provision - Rollforward (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 309	SFr 311	SFr 280	SFr 311	SFr 199
Restructuring expenses	69	137	91	206	346
Utilization	78	72	84	150	130
Restructuring Reserve, Ending Balance	264	309	299	264	299
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	89	94	87	94	12
Restructuring expenses	19	8	41	27	114
Utilization	15	13	18	28	16
Restructuring Reserve, Ending Balance	83	89	110	83	110
Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	220	217	193	217	187
Restructuring expenses	24	62	62	86	116
Utilization	63	59	66	122	114
Restructuring Reserve, Ending Balance	181	220	189	181	189
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	12	15	(27)	27	6
Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses	5	10	12	15	82
Unsettled pension obligation classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	9	42	4	51	27
Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	10	0	0	10	0
General and Administrative Expense, excluding accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	9	8	41	17	114
Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	33	70	103	103	230
Bank
Restructuring provision
Restructuring Reserve, Beginning Balance		311		311	199
Restructuring expenses	61		86	155	319
Utilization				150	130
Restructuring Reserve, Ending Balance	264		299	264	299
Bank | General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance		94		94	12
Restructuring expenses				27	114
Utilization				28	15
Restructuring Reserve, Ending Balance	83		111	83	111
Bank | Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance		SFr 217		217	187
Restructuring expenses				86	116
Utilization				122	115
Restructuring Reserve, Ending Balance	SFr 181		SFr 188	181	188
Bank | Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses				27	6
Bank | Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses				15	83
Bank | Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses				10	0
Bank | General and Administrative Expense, excluding accelerated accumulated depreciation
Restructuring provision
Restructuring expenses				17	114
Bank | Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses				SFr 103	SFr 230